CONDENSED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended	9 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,288)	$ (3,413)	$ (126,118)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(192,093)
Formation costs paid by Sponsor			3,413
Changes in operating assets and liabilities:
Prepaid expense and other current assets			(228,708)
Accrued expenses	5,288	3,413	27,866
Net cash used in operating activities			(515,640)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(690,000,000)
Net cash used in investing activities			(690,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			677,100,000
Proceeds from sale of Private Placement Warrants			15,800,000
Repayment of promissory note - related party			(274,059)
Payments of offering costs			(435,036)
Net cash provided by financing activities			692,190,905
Net Change in Cash			1,675,265
Cash — Beginning
Cash — Ending			1,675,265
Non-Cash Investing and Financing Activities:
Deferred offering costs included in accrued offering costs	$ 45,568	170,312
Payment of prepaid expenses through promissory note - related party			26,800
Initial classification of ordinary shares subject to possible redemption			663,057,700
Change in value of ordinary shares subject to possible redemption			(112,706)
Deferred underwriting fee payable			24,150,000
Deferred offering costs paid directly by Sponsor from proceeds of issuance of Class B ordinary shares		25,000	25,000
Payment of offering costs through promissory note – related party		85,946	238,558
Payment of accrued expenses through promissory note – related party		$ 5,288	$ 5,288